Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	May 31, 2015 USD ($)
China Management Software Institute [Member]
Purchase of business, cash acquired	$ 68
Qingdao Alice [Member]
Purchase of business, cash acquired	$ 2,306